Warrants - Narrative (Details) - USD ($)			12 Months Ended
	Mar. 04, 2024	Feb. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 25, 2024
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)			$ 287.50
Proceeds from the exercise of warrants			$ 3,000	$ 0	$ 2,000
(Loss) gain from change in fair value of warrant liability			$ (17,186,000)	(1,571,000)	$ 16,638,000
Class Of Warrant Or Right, Term			5 years 6 months
Warrant liability			$ 46,923,000	$ 2,356,000
Exercise of warrants (in shares)			144,675
Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each warrant (in shares)			1
Conversion of stock (in shares)			1,059,848
Class A Common Stock | Third-Party Offering
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		1,396,701
Class A Common Stock | ICE Offering
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction	461,361
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)			7,140,483	7,140,808
Warrants exercised (in shares)					221
Proceeds from the exercise of warrants			$ 0		$ 100,000
(Loss) gain from change in fair value of warrant liability			$ 1,800,000		$ 16,600,000
Public Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Conversion of stock (in shares)			301	0	8
Pre-Funded Warrants
Class of Warrant or Right [Line Items]
Proceeds from the exercise of warrants			$ 0
Pre-Funded Warrants | Class A Common Stock | Third-Party Offering
Class of Warrant or Right [Line Items]
Sale of Stock, Number of Shares Issued in Transaction		196,701
Warrants issued, number of units called by warrants (in shares)		448,742
Class 1 Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 25.50
Class 1 Warrants | Class A Common Stock | Third-Party Offering
Class of Warrant or Right [Line Items]
Warrants issued, number of units called by warrants (in shares)		922,722
Class 1 Warrants | Class A Common Stock | ICE Offering
Class of Warrant or Right [Line Items]
Warrants issued, number of units called by warrants (in shares)	230,680
Class 2 Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)		$ 25.50
Class Of Warrant Or Right, Threshold Period After Closing For Exercise Of Warrants		6 months
Warrants and Rights Outstanding			$ 288,950
Class 2 Warrants | Class A Common Stock
Class of Warrant or Right [Line Items]
Number of shares entitled to holders of each warrant (in shares)			0.5
Class 2 Warrants | Class A Common Stock | Third-Party Offering
Class of Warrant or Right [Line Items]
Warrants issued, number of units called by warrants (in shares)		922,722
Class 2 Warrants | Class A Common Stock | ICE Offering
Class of Warrant or Right [Line Items]
Warrants issued, number of units called by warrants (in shares)	230,680
Class 1 And Class 2 Warrants
Class of Warrant or Right [Line Items]
(Loss) gain from change in fair value of warrant liability			$ 15,400,000
Warrant liability	$ 27,700,000					$ 2,600,000
Warrants and Rights Outstanding			$ 2,017,850